Organization And Basis Of Presentation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Property Plant and Equipment	Dec. 31, 2011 Inventories	Dec. 31, 2010 Overstatement	Dec. 31, 2009 Overstatement	Dec. 31, 2011 Cost of Goods, Total
Organization And Basis Of Presentation [Line Items]
Reclassification of balance of replacement parts								$ 8,600,000	$ (8,600,000)
Overstatement of cost of goods sold	108,297,000	107,463,000	328,334,000	311,709,000	418,138,000	345,270,000	338,719,000			3,100,000	1,100,000
Cumulative impact of error								$ 4,200,000				$ (4,200,000)